TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS (Tables)	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS
Summary of trade receivables

The receivables of the Group mostly consist of receivables from retail suppliers and corporate customers.

	2021	2020

Trade receivables	40,566	52,885
Credit card receivables(*)	159,160	76,287
Receivables from suppliers(**)	34,137	37,791
Less: Provision for impairment of receivables	(9,172)	(9,856)

	224,691	157,107
(*)

Credit card receivables are due from banks and they are collectable in 44 days on average (2020: in 39 days on average) whereas they are collected in 21 days on average (2020: generally collected in 1-7 days, around 12% out of total, are collected in 28 days) if the Company elects to pay a commission to the banks.

(**)

The Group issues rebate invoices to its suppliers and if the Group’s rebate receivables from a supplier exceeds the payables owed to that specific supplier at the reporting date, the net receivable from that specific supplier is classified in trade receivables.

Summary of movements in provision for impairment of receivables

The movements in provision for impairment of receivables for the years ended 31 December 2021 and 2020 are as follows:

	2021	2020

1 January	9,856	6,513
Additions during the year	3,293	3,375
Collections	(3,977)	(32)

31 December	9,172	9,856

Summary trade payables and payables to merchants

	2021	2020

Payables to retail suppliers and service providers	2,978,353	1,418,912
Payables to merchants (*)	1,083,796	605,637

	4,062,149	2,024,549
(*)	Payables to merchants relate to amounts received by the Group for the products delivered by merchants to the customers, net of commissions, service charges and delivery costs.